Earnings per share	9 Months Ended
Sep. 30, 2020
Earnings per share [abstract]
Earnings per share

23      Earnings per share

The following table reflects the loss and share data used in the basic and diluted EPS calculations:

	For the three months ended		For the nine months ended
	September 30,		September 30,
In thousands of EUR	2020	2019	2020	2019
Numerator
Loss for the period	(32,386)	(49,910)	(114,027)	(163,474)
Less: net loss attributable to non-controlling interest	(63)	(93)	(182)	(246)
Loss attributable to Equity of the Company	(32,323)	(49,817)	(113,845)	(163,228)
Denominator
Weighted average number of shares for basic and diluted EPS	161,038,010	156,816,494	158,281,076	135,209,568

Loss per share - basic and diluted	(0.20)	(0.32)	(0.72)	(1.21)

The weighted average of potential shares for the year to date that would arise from securities that were not included in the diluted earnings per share calculation, as they would be anti-dilutive, are as follows:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2020	2019	2020	2019
Share Options	7,921,745	8,824,566	5,433,252	7,834,683

In August 2020, 54,724 stock options were exercised, which will increase the share capital of the Company by 54,724 shares. The capital increase is conducted in October 2020. Additionally, 236,658 shares are issued in October 2020 to settle beneficiaries of legacy participation programs of the Company. There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these financial statements.